UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Summit Asset Management, LLC
Address:  5100 Wheelis Drive, Suite 107
          Memphis, TN 38117


Form 13F File Number:  028-14078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lance Wayne Hollingsworth
Title:    Senior Vice President, Trading and Operations
Phone:    901-729-8100

Signature, Place, and Date of Signing:

/s/ Lance Wayne Hollingsworth          Memphis, TN              August 4, 2011
-----------------------------          -----------              --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           73
                                         -----------

Form 13F Information Table Value Total:  $   115,393
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- ----------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                  TITLE OF                   VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
       NAME OF ISSUER               CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
----------------------------- ----------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ------
3M                            COM               166197251         218       2,303                                2,303
Active Power Inc.             COM               00504W100          25      10,011                                    0        10,011
Alliance Bernstein            UNIT LTD PARTN    01881G106         261      13,450                                5,450         8,000
America Movil SA CV           SPON ADR L SHS    02364W105         286       5,300                                5,300
Apple Computer, Inc.          COM               037833100         365       1,088                                1,038            50
AT&T                          COM               00206R102         922      29,369                               24,994         4,375
Autozone, Inc.                COM               053332102         520       1,765                                1,565           200
Berkshire Hathaway Class A    COM               084990175         464         400                                  400
Berkshire Hathaway Class B    COM               084670702       2,041      26,369                               22,119         4,250
Bristol-Meyers Squibb Co.     COM               110122108         286       9,874                                8,061         1,813
Charles Schwab Corp.          COM               808513105         227      13,818                                7,218         6,600
Chevron Texaco                COM               166764100         519       5,049                                4,283           766
Coca Cola Company             COM               191216100         751      11,163                                7,098         4,065
Conocophillips                COM               20825C104         440       5,852                                1,988         3,864
Credit Suisse High Yield      COM               224916106          64      16,500                                    0        16,500
DirecTV                       COM               25490A101         336       6,603                                6,603
Enterprise Products Partners
  L                           COM               293792107         545      12,606                                3,991         8,615
Exxon Mobil Corporation       COM               30231G102       2,012      24,728                               21,413         3,315
Federal Express Corp.         COM               31428X106         582       6,132                                5,057         1,075
First Horizon Bank            COM               320517105       1,028     107,757                               92,945        14,812
G T X Inc                     COM               40052B108          71      14,761                               14,461           300
General Electric              COM               369604103         710      37,632                               36,372         1,260
Genesis Energy Lp             UNIT LTD PARTN    371927104         542      19,900                               16,800         3,100
IBM                           COM               459200101       1,292       7,533                                7,533
Idexx Labs Inc.               COM               45168D104         388       5,000                                5,000
i-S&P 500 LargeCap Value
  Index                       S&P LRGE VAL INDX 464287408       7,377     118,991                              109,358         9,633
i-S&P MidCap 400 Index        S&P MIDCAP 400    464287507       9,109      93,239                               84,700         8,539
i-S&P SmallCap 600 Index      S&P SMLCAP 600    464287804       1,097      14,957                               11,175         3,782
i-S&P SmallCap 600 Value
  Index                       S&P SMLCAP 600 VA 464287879       7,372      99,255                               92,217         7,038
iShares EAFE Small Cap        MSCI SMALL CAP    464288273         614      14,077                                9,452         4,625
iShares M* Large Cap Growth   LRGE GRW INDX     464287119         342       5,012                                5,012
iShares M* Large Cap Value    LARGE VAL INDX    464288109         283       4,500                                4,500
iShares M* Mid Cap Core       MID CORE INDEX    464288208       9,210     100,800                               90,172        10,628
iShares M* Mid Cap Growth     MID GRWTH INDX    464288307       9,859      91,925                               81,461        10,464
iShares M* Mid-Cap Value      MID VAL INDEX     464288406         577       7,225                                6,159         1,066
iShares M* Small Cap Core     SMLL CORE INDX    464288505       7,262      75,774                               71,609         4,165
iShares M* Small Cap Growth   SMLL GRWTH IDX    464288604       8,762      94,723                               86,843         7,880
iShares M* Small Cap Value    SMLL VAL INDX     464288703         595       6,936                                6,543           393
iShares MSCI EAFE             MSCI EAFE INDEX   464287465         462       7,684                                7,154           530
iShares MSCI Emerging Markets MSCI EM MKTS      464287234         323       6,780                                6,780
iShares S&P 500               S&P 500 INDEX     464287200       1,256       9,486                                5,834         3,652
iShares S&P Global Consumer
  Di                          S&P GL CONSUME    464288745         296       5,202                                5,202
iShares S&P Global Materials  S&P GLB MTRLS     464288695         223       3,045                                3,045
Johnson & Johnson             COM               478160104         787      11,838                                9,223         2,615
Kraft Foods Inc.              COM               50075N104         328       9,308                                6,608         2,700
Level 3 Communications        COM               52729N100         168      68,700                               28,000        40,700
Mc Donalds Corp               COM               580135101         202       2,400                                1,200         1,200
Mid-American Apartment        COM               59522J103         649       9,621                                6,921         2,700
Nasdaq 100 SPDRs              UNIT SER 1        73935A104         663      11,628                                5,680         5,948
Nustar Energy                 UNIT COM          67058H102         291       4,500                                1,500         3,000
Nuveen Real Estate Fund       COM               67071B108         150      13,300                                    0        13,300
P P G Industries Inc.         COM               693506107         429       4,728                                4,728
Pepsico, Inc.                 COM               713448108         209       2,969                                2,909            60
Pfizer, Inc.                  COM               717081103         480      23,297                               12,147        11,150
Philip Morris International   COM               718172109         348       5,212                                5,212
Plum Creek Timber Co.         COM               729251108         229       5,650                                2,150         3,500
Procter & Gamble Co           COM               742718109       2,038      32,056                               28,691         3,365
Rogers Commodity Index        ROG TTL ETN 22    870297801       7,190     782,426                              720,455        61,971
Royal Bank of Canada          COM               780087102         362       6,351                                6,351
Rydex Russell 50 Index        TOP 50 ETF        78355W205         336       3,641                                1,638         2,003
Schwab International Small
  Cap                         INTL SCEQT ETF    808524888       7,588     249,864                              223,071        26,793
Schwab Large Cap Index        US LRG CAP ETF    808524201         303       9,620                                9,620
Schwab Small Cap Index        US SML CAP ETF    808524607         244       6,642                                6,642
SPDR S&P Dividend ETF         S&P DIVID ETF     78464A763         436       8,060                                6,885         1,175
Suntrust Banks Inc.           COM               867914103         274      10,638                                7,138         3,500
Templeton Emrgng Market Fund  COM               880191101         238      10,435                                3,075         7,360
Vanguard Bond Short Term Bond SHORT TRM BOND    921937827         266       3,285                                3,285
Vanguard Emerging Market ETF  MSCI EMR MKT ETF  922042858       8,969     184,469                              160,764        23,705
Vanguard S/T Corporate Bond
  ET                          SHRT-TERM CORP    92206C409         892      11,380                                6,040         5,340
Verizon Communications        COM               92343V104         337       9,058                                6,233         2,825
Walgreen Company              COM               931422109         309       7,285                                6,237         1,048
Wal-Mart Stores, Inc.         COM               931142103         498       9,368                                5,868         3,500
Wells Fargo & Co New          COM               949746101         263       9,388                                5,388         4,000